CIGNA Funds Group

[Graphic]

                                                                           Money
                                                                          Market
                                                                            Fund


                                                               Semiannual Report
                                                                   June 30, 2002
--------------------------------------------------------------------------------
[Logo]
CIGNA Financial Services

Dear Shareholders:

We are pleased to provide this report for CIGNA Funds Group Money Market Fund (the "Fund") covering the six months ended June 30, 2002.

MARKET ENVIRONMENT

The Federal Reserve (Fed) left interest rates unchanged in the first quarter of 2002, during which time, it held two meetings. On January 30, the Fed retained its bias toward weakness, but at the March 19 meeting, the bias was adjusted to neutral, leaving the door open for the next stage of the expected economic recovery.

The Fed also left interest rates unchanged in the second quarter of 2002. The Federal Open Market Committee meetings on May 7 and June 26 brought no change to interest rates or to the neutral bias announced at the previous meeting on March
19. The pick-up in economic activity that occurred in the first quarter quickly fizzled under the black cloud of accounting scandals, indicted CEO's, and a downward spiraling equity market. The consumer continues to be the bright light on the dismal horizon. Lower interest rates have caused mortgage refinancings to soar and helped strengthen housing activity. Existing home sales came in at 5.75 million in May, and new home sales jumped 8.1% to a record 1.03 million-unit rate. The Fed will need to see further improvement in the job market and an increase in capital spending before raising interest rates and taking back part of the monetary stimulus injected into the economy since 9/11. Current expectations call for the Fed tightening to begin in early 2003.

PORTFOLIO COMPOSITION AND PERFORMANCE

On June 30, 2002, the portfolio contained: top-tier domestic commercial paper, 38.3%; top-tier foreign commercial paper, 15.1%; and U.S. Government and Agencies, 46.7%. The Fund is well diversified.

Total returns for the six months ended June 30, 2002 were:

Retail Class                        0.47%
Premier Class                       0.60
Institutional Class                 0.72
Lipper Money Market Funds Average   0.56
3-month U.S. Treasury Bill          0.88

                                                                               -

As of June 30, 2002, the Fund's weighted average portfolio maturity was 43 days, and the annualized 7-day yield for each class was:

Retail Class            0.90%
Premier Class           1.16
Institutional Class     1.38

OUTLOOK

Second quarter data indicates that U.S. economic recovery has stalled, which may cause the Fed to remain neutral or reduce rates further in the second half of 2002, with some analysts forecasting cuts of up to 75 basis points. Gross Domestic Product appears to be rising at a modest rate, while inflation is expected to remain under control. Consumer spending and the housing market remain strong, but capital spending and the job market continue to lag. Once the data show signs of continued strength, market consensus will build over the timing of Fed tightening. With this in mind, we will continue to focus on the developing trends in both the U.S. and global economy as keys to further Fed action, and adjust our portfolio strategy accordingly.

Sincerely,

[Signature of Richard H. Forde]

Richard H. Forde
Chairman of the Board and President
CIGNA Funds Group - Money Market Fund

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2

                       This page intentionally left blank


                                                                               -

Money Market Fund

INVESTMENTS IN SECURITIES
JUNE 30, 2002 (Unaudited)

(IN THOUSANDS)                                    PRINCIPAL        VALUE
------------------------------------------------------------------------
COMMERCIAL PAPER - 53.4%
Domestic - 38.3%
American Express Credit Corp.,
  1.65%, 7/1/02                                     $   296     $    296
  1.75%, 7/12/02                                     16,600       16,591
Barclays U.S. Funding Corp.,
  1.77%, 8/6/02                                      10,000        9,982
  1.79%, 9/5/02                                       7,500        7,475
ChevronTexaco Corp.,
  1.76%, 7/9/02                                      10,947       10,943
  1.74%, 7/16/02                                      7,535        7,530
Citicorp, 1.75%, 7/12/02                             17,736       17,727
Exxon Asset Management Co.,
 1.75%, 7/10/02                                      11,312       11,307
Fortune Brands, Inc., 1.98%, 7/1/02                     682          682
General Electric Capital Corp.,
  7.00%, 2/3/03                                       3,500        3,591
  1.84%, 3/24/03 (a)                                 10,000       10,003
Goldman Sachs Group LP, 1.80%, 7/2/02                17,000       16,999
Johnson & Johnson, 1.75%, 7/8/02                     10,000        9,997
Morgan Stanley, Dean Witter, Discover & Co.,
  1.77%, 7/11/02                                     17,400       17,392
Nestle Capital Corp.,
  1.72%, 7/15/02                                      9,503        9,497
  1.75%, 7/15/02                                      8,300        8,294
  1.75%, 7/15/02                                        923          922
Procter & Gamble Co., 1.74%, 7/15/02                  7,800        7,795
Wal-Mart Stores, Inc., 1.73%, 7/16/02                16,000       15,989
                                                                --------
                                                                 183,012
                                                                --------


The Notes to Financial Statements are an integral part of these statements.

-
4

Money Market Fund

INVESTMENTS IN SECURITIES continued
JUNE 30, 2002 (Unaudited)

(IN THOUSANDS)                                    PRINCIPAL        VALUE
------------------------------------------------------------------------
Foreign - 15.1%
National Australia Funding (Delaware), Inc.,
  1.77%, 7/1/02                                     $14,791     $ 14,791
  1.75%, 8/8/02                                         169          169
Novartis Finance Corp., 1.73%, 7/12/02               17,000       16,991
Shell Finance PLC, 1.76%, 8/21/02                     8,700        8,678
Siemens Capital Corp., 1.75%, 7/11/02                17,000       16,992
UBS Finance (Delaware), Inc., 2.00%, 7/1/02          14,581       14,581
                                                                --------
                                                                  72,202
                                                                --------
Total Commercial Paper                                           255,214
                                                                --------
U.S. GOVERNMENT & AGENCIES - 46.7%
Fannie Mae,
  1.81%, 7/3/02                                       8,385        8,384
  1.75%, 7/24/02                                     10,000        9,989
  1.76%, 7/24/02                                      5,000        4,994
  1.76%, 7/31/02                                     10,000        9,985
  1.77%, 8/7/02                                       6,638        6,626
  1.78%, 8/7/02                                       7,500        7,486
  1.91%, 8/21/02                                      5,000        4,987
  1.75%, 9/4/02                                       5,000        4,984
  1.80%, 9/4/02                                       5,000        4,984
  1.80%, 9/16/02                                      7,500        7,471
  1.76%, 9/18/02                                     10,000        9,961
  1.77%, 10/15/02                                     6,876        6,840
  1.81%, 12/11/02                                     4,500        4,463
Federal Farm Credit Bank,
  5.00%, 2/3/03                                       3,500        3,557


The Notes to Financial Statements are an integral part of these statements.

                                                                               -

Money Market Fund

INVESTMENTS IN SECURITIES continued
JUNE 30, 2002 (Unaudited)

(IN THOUSANDS)                         PRINCIPAL         VALUE
--------------------------------------------------------------
Federal Home Loan Bank,
  6.88%, 7/18/02                         $ 3,000      $  3,004
  1.76%, 8/2/02                            7,500         7,488
  2.02%, 9/4/02                            4,000         3,985
  1.98%, 9/5/02 (a)                       20,000        20,000
  6.25%, 11/15/02                          5,000         5,069
  2.03%, 3/4/03 (a)                        5,000         5,007
  2.80%, 4/11/03                           3,000         3,000
Freddie Mac,
  1.76%, 7/1/02                            4,564         4,564
  1.75%, 7/2/02                              588           588
  1.76%, 7/16/02                           2,838         2,836
  1.82%, 7/18/02                           4,500         4,496
  6.25%, 10/15/02                          2,000         2,021
  1.77%, 11/6/02                           3,620         3,597
  1.78%, 12/6/02                          10,000         9,922
Sallie Mae,
  2.00%, 2/14/03                           6,000         6,000
  1.81%, 2/18/03 (a)                      27,000        26,997
  2.70%, 4/25/03                           5,000         4,997
  2.60%, 7/2/03                            4,500         4,502
  2.09%, 7/16/03 (a)                       5,000         5,013
U.S. Treasury Bill,
  1.59%, 7/18/02                           5,000         4,996
                                                      --------
Total U.S. Government & Agencies                       222,793
                                                      --------


The Notes to Financial Statements are an integral part of these statements.

-
6

Money Market Fund

INVESTMENTS IN SECURITIES continued
JUNE 30, 2002 (Unaudited)

(IN THOUSANDS)                                       PRINCIPAL         VALUE
----------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 100.1%
  (Total Cost - $478,007) (b)                                       $478,007
Liabilities, Less Cash and Other Assets - (0.1)%                        (512)
                                                                    --------
NET ASSETS - 100.0%                                                 $477,495
                                                                    ========

NOTES TO INVESTMENTS IN SECURITIES
(a) Variable rate security. Rate is as of June 30, 2002.
    Tax Information
(b) At June 30, 2002, the cost for federal income tax purposes was equal to book cost.

--------------------------------------------------------------------------------
Ten Largest Positions (Unaudited)
June 30, 2002

                                                   Market          % of
                                                    Value           Net
                                                    (000)         Assets
--------------------------------------------------------------------------------
Fannie Mae                                        $91,154          19.1%
Federal Home Loan Bank                             47,553          10.0
Sallie Mae                                         47,509           9.9
Freddie Mac                                        28,024           5.9
Nestle Capital Corp.                               18,713           3.9
ChevronTexaco Corp.                                18,473           3.9
Citicorp                                           17,727           3.7
Barclays U.S. Funding Corp.                        17,457           3.7
Morgan Stanley, Dean Witter, Discover & Co.        17,392           3.6
Goldman Sachs Group, Inc.                          16,999           3.6
--------------------------------------------------------------------------------


The Notes to Financial Statements are an integral part of these statements.

                                                                               -

Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (Unaudited)

                                                        (IN THOUSANDS)
---------------------------------------------------------------------
Assets:
Investments in securities at value                           $478,007
Cash                                                                1
Interest receivable                                               565
Investment for Trustees' deferred compensation plan                18
Prepaid insurance                                                   7
Other                                                               4
                                                             --------
  Total assets                                                478,602
                                                             --------
Liabilities:
Dividends payable                                                 413
Shareholder servicing and distribution fees payable
 to Distributor                                                   380
Investment advisory fees payable                                  139
Administrative services fees payable                               74
Shareholder reports                                                45
Deferred Trustees' fees payable                                    18
Audit and legal fees payable                                       12
License fees payable                                               11
Registration fees payable                                          10
Custodian fees payable                                              5
                                                             --------
  Total liabilities                                             1,107
                                                             --------
Net Assets                                                   $477,495
                                                             ========
Institutional Class                                          $155,077
Premier Class                                                     346
Retail Class                                                  322,072
                                                             --------
                                                             $477,495
                                                             ========
Shares Outstanding
Institutional Class ($1.00 net asset value per share)         155,087
                                                             ========
Premier Class ($1.00 net asset value per share)                   346
                                                             ========
Retail Class ($1.00 net asset value per share)                322,083
                                                             ========
Components of Net Assets:
Paid-in capital                                              $477,495
                                                             --------
Net Assets                                                   $477,495
                                                             ========


The Notes to Financial Statements are an integral part of these statements.

-
8

Money Market Fund

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)

                                                  (IN THOUSANDS)
----------------------------------------------------------------
Investment Income:
 Interest                                                 $4,438
Expenses:
 Investment advisory fees                                    817
 Distribution fees
  Retail Class                                               374
 Shareholder servicing fees
  Premier                                                      1
  Retail                                                     374
 Administrative services fees                                 88
 Custodian fees                                               55
 Shareholder reports                                          27
 Registration fees                                            23
 Audit and legal fees                                         22
 Trustees' fees                                                8
 Other                                                        15
                                                          ------
  Total expenses                                           1,804
  Less expenses waived by Adviser                             (5)
                                                          ------
 Net expenses                                              1,799
                                                          ------
Net Investment Income                                      2,639
                                                          ------
Realized and Unrealized Gain on
 Investments:
 Net realized gain from security transactions                  3
                                                          ------
Net Realized and Unrealized Gain on
 Investments                                                   3
                                                          ------
Net Increase in Net Assets Resulting
 From Operations                                          $2,642
                                                          ======


The Notes to Financial Statements are an integral part of these statements.

                                                                               -

Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                         For the Six           For the
                                                         Months Ended         Year Ended
                                                        June 30, 2002        December 31,
(IN THOUSANDS)                                           (Unaudited)             2001
-----------------------------------------------------------------------------------------
Operations:
Net investment income                                     $     2,639         $    13,393
Net realized gain from securities transactions                      3                  16
                                                          -----------         -----------
Net increase in net assets from operations                      2,642              13,409
                                                          -----------         -----------
Dividends from Net Investment
 Income:
 Institutional Class                                           (1,201)             (5,791)
 Premier Class                                                     (2)                 (6)
 Retail Class                                                  (1,419)             (7,644)
                                                          -----------         -----------
Total dividends and distributions to shareholders              (2,622)            (13,441)
                                                          -----------         -----------
Capital Share Transactions:
Institutional Class
Net proceeds from sales of shares                           1,037,347           1,976,351
Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions                1,316               6,279
                                                          -----------         -----------
                                                            1,038,663           1,982,630
Cost of shares redeemed                                    (1,067,656)         (1,958,000)
                                                          -----------         -----------
                                                              (28,993)             24,630
                                                          -----------         -----------
Premier Class
Net proceeds from sales of shares                                 349                 415
Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions                    2                   7
                                                          -----------         -----------
                                                                  351                 422
Cost of shares redeemed                                          (212)               (319)
                                                          -----------         -----------
                                                                  139                 103
                                                          -----------         -----------
Retail Class
Net proceeds from sales of shares                              62,074             134,344
Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions                1,491               8,272
                                                          -----------         -----------
                                                               63,565             142,616
Cost of shares redeemed                                       (32,883)            (51,214)
                                                          -----------         -----------
                                                               30,682              91,402
                                                          -----------         -----------
Net increase from Fund share transactions                       1,828             116,135
                                                          -----------         -----------
Net Increase in Net Assets                                      1,848             116,103

Net Assets:
Beginning of period                                           475,647             359,544
                                                          -----------         -----------
End of period                                             $   477,495         $   475,647
                                                          ===========         ===========


The Notes to Financial Statements are an integral part of these statements.

--
10

Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS                                    continued

                                                     For the Six         For the
                                                     Months Ended       Year Ended
                                                    June 30, 2002      December 31,
(IN THOUSANDS)                                       (Unaudited)           2001
------------------------------------------------------------------------------------
TRANSACTIONS IN CAPITAL STOCK
Institutional Class
Shares sold                                             1,037,347         1,976,351
Shares issued in reinvestment of dividends and
  distributions                                             1,316             6,279
                                                        ---------         ---------
                                                        1,038,663         1,982,630
Shares redeemed                                        (1,067,656)       (1,958,000)
                                                       ----------        ----------
Net increase (decrease) in Institutional shares
  outstanding                                             (28,993)           24,630
                                                       ----------        ----------
Premier Class
Shares sold                                                   349               415
Shares issued in reinvestment of dividends and
  distributions                                                 2                 7
                                                       ----------        ----------
                                                              351               422
Shares redeemed                                              (212)             (319)
                                                       ----------        ----------
Net increase in Premier shares outstanding                    139               103
                                                       ----------        ----------
Retail Class
Shares sold                                                62,074           134,344
Shares issued in reinvestment of dividends and
  distributions                                             1,491             8,272
                                                       ----------        ----------
                                                           63,565           142,616
Shares redeemed                                           (32,883)          (51,214)
                                                       ----------        ----------
Net increase in Retail shares outstanding                  30,682            91,402
                                                       ----------        ----------
Total net increase in Fund shares                           1,828           116,135
                                                       ==========        ==========


The Notes to Financial Statements are an integral part of these statements.

                                                                              --

Money Market Fund

FINANCIAL HIGHLIGHTS

                                                                                        INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------------------------
                                                      For the Six
                                                     Months Ended                   For the Year Ended December 31,
                                                     June 30, 2002 ----------------------------------------------------------------
                                                      (Unaudited)       2001        2000          1999          1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                 $   1.00        $  1.00    $   1.00      $   1.00      $   1.00     $   1.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.01           0.04        0.06          0.05          0.05         0.05
  Net realized and unrealized gain on securities             --             (a)         (a)           (a)           --           --
                                                       --------       --------    --------      --------      --------     --------
  Total from investment operations                         0.01           0.04        0.06          0.05          0.05         0.05
                                                       --------       --------    --------      --------      --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                    (0.01)         (0.04)      (0.06)        (0.05)        (0.05)       (0.05)
  Distributions from capital gains                           --             --          (a)           (a)           --           --
                                                       --------       --------    --------      --------      --------     --------
  Total dividends and distributions                       (0.01)         (0.04)      (0.06)        (0.05)        (0.05)       (0.05)
                                                       --------       --------    --------      --------      --------     --------
  Net asset value, end of period                       $   1.00       $   1.00    $   1.00      $   1.00      $   1.00     $   1.00
                                                       ========       ========    ========      ========      ========     ========
  Total Return(b)                                          0.72%(c)       3.81%       6.12%         4.87%         5.18%        5.27%
Ratios to Average Net Assets
  Gross expenses                                           0.45%(d)       0.49%       0.47%         0.52%         0.47%        0.51%
  Fees and expenses waived or borne by the Adviser         0.00%(d)       0.04%       0.02%         0.07%         0.02%        0.07%
  Net expenses                                             0.45%(d)       0.45%       0.45%         0.45%         0.45%        0.44%
  Net investment income                                    1.45%(d)       3.62%       5.94%         4.76%         5.06%        5.14%
  Net assets, end of period (000 omitted)              $155,077       $184,060    $159,446      $178,234      $229,619     $171,065

(a)Amount less than $0.01 per share
(b)Had the Adviser not waived or reimbursed a portion of the expenses, total return would have been reduced.
(c)Not annualized.
(d)Annualized.


--                                                                           --
12                                                                           13

Money Market Fund

FINANCIAL HIGHLIGHTS continued

                                                                      PREMIER CLASS(1)
-------------------------------------------------------------------------------------------------------
                                                       For the Six      For the Year     For the Period
                                                       Months Ended         Ended            Ended
                                                      June 30, 2002     December 31,      December 31,
                                                       (Unaudited)          2001              2000
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                   $ 1.00           $ 1.00            $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.01             0.03              0.05
  Net realized and unrealized gain on securities             --               (a)               (a)
                                                         ------           ------            ------
  Total from investment operations                         0.01             0.03              0.05
                                                         ------           ------            ------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                    (0.01)           (0.03)            (0.05)
  Distributions from capital gains                           --               --                (a)
                                                         ------           ------            ------
  Total dividends and distributions                       (0.01)           (0.03)            (0.05)
                                                         ------           ------            ------
  Net asset value, end of period                         $ 1.00           $ 1.00            $ 1.00
                                                         ======           ======            ======
  Total Return(b)                                          0.60%(c)         3.55%             5.50%(c)
  Ratios to Average Net Assets
  Gross expenses                                           0.70%(d)         0.73%             0.72%(d)
  Fees and expenses waived or borne by the Adviser         0.00%(d)         0.03%             0.02%(d)
  Net expenses                                             0.70%(d)         0.70%             0.70%(d)
  Net investment income                                    1.21%(d)         3.22%             5.69%(d)
  Net assets, end of period (000 omitted)                $  346           $  207            $  105

(1)Commenced operations on January 26, 2000.

(a)Amount less than $0.01 per share.
(b)Had the Adviser not waived or reimbursed a portion of the expenses, total return would have been reduced.
(c)Not annualized.
(d)Annualized.


--                                                                            --
14                                                                            15

Money Market Fund

FINANCIAL HIGHLIGHTS continued

                                                                               RETAIL CLASS(1)
-------------------------------------------------------------------------------------------------------------------
                                                       For the Six      For the Year Ended December  For the Period
                                                       Months Ended                 31,                  Ended
                                                      June 30, 2002    ----------------------------   December 31,
                                                       (Unaudited)          2001          2000            1999
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                  $   1.00          $   1.00      $   1.00       $   1.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.01              0.03          0.05           0.03
  Net realized and unrealized gain on securities              --                (a)           (a)            (a)
                                                        --------          --------      --------       --------
  Total from investment operations                          0.01              0.03          0.05           0.03
                                                        --------          --------      --------       --------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                     (0.01)            (0.03)        (0.05)         (0.03)
  Distributions from capital gains                            --                --            (a)            (a)
                                                        --------          --------      --------       ---------
  Total dividends and distributions                        (0.01)            (0.03)        (0.05)         (0.03)
                                                        --------          --------      --------       --------
  Net asset value, end of period                        $   1.00          $   1.00      $   1.00       $   1.00
                                                        ========          ========      ========       ========
  Total Return(b)                                           0.47%(c)          3.29%         5.60%          2.97%(c)
  Ratios to Average Net Assets
  Gross expenses                                            0.95%(d)          0.98%         0.97%          1.00%(d)
  Fees and expenses waived or borne by the Adviser          0.00%(d)          0.03%         0.02%          0.07%(d)
  Net expenses                                              0.95%(d)          0.95%         0.95%          0.93%(d)
  Net investment income                                     0.95%(d)          3.10%         5.44%          4.64%(d)
  Net assets, end of period (000 omitted)               $322,072          $291,380      $199,993       $123,655

(1)Commenced operations on April 29, 1999.

(a)Amount less than $0.01 per share.
(b)Had the Adviser not waived or reimbursed a portion of the expenses, total return would have been reduced.
(c)Not annualized.
(d)Annualized.


--                                                                            --
16                                                                            17

Money Market Fund

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. Significant Accounting Policies. Money Market Fund (the "Fund") is a separate series of CIGNA Funds Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of $1.00 per share net asset value. The Fund invests exclusively in short-term money market instruments. The Trust offers three classes of shares: Institutional Class, Premier Class and Retail Class. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including any applicable sub-accounting or 12b-1 distribution fee). Shares of each class would receive their pro rata share of net assets of the Fund if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares. Institutional Class Shares have a separate transfer agent charge and no 12b-1 distribution fee or shareholder servicing fee. The Premier Class Shares have a shareholder servicing fee. The Retail Class Shares have a 12b-1 distribution fee and a shareholder servicing fee.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    A. Security Valuation -- The Fund's investments are valued at amortized cost, which the Board of Trustees has determined constitutes fair value and which, at June 30, 2002, approximates cost for federal income tax purposes.


    B. Security Transactions and Related Investment Income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income, which includes amortization of premium and accretion of discount, is recorded on


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18

Money Market Fund

NOTES TO FINANCIAL STATEMENTS
(Unaudited) continued

    the accrual basis. Securities gains and losses are recognized on the specific cost identification basis.

    C. Federal Taxes -- For federal income tax purposes, the Fund is taxed as a separate entity. Its policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income or excise taxes on realized income or net capital gains have been accrued. Distributions reported in the Statement of Changes in Net Assets from net investment income including short-term capital gains, and capital gains are treated as ordinary income and long-term capital gains, respectively, for federal income tax purposes.

    D. Dividends and Distributions -- Dividends from net investment income are declared and reinvested daily. Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that such differences are permanent, a reclassification to paid-in capital may be required.

2. Investment Advisory Fees and Other Transactions with Affiliates. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.35% applied to the average daily net assets of the Fund. TimesSquare has voluntarily agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee, but excluding interest, taxes, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.45% of average daily net assets for the Institutional Class, 0.70% of average daily net assets for the Premier Class, and 0.95% for the Retail Class, until April 30, 2003, and thereafter, to the extent described in the Fund's then current prospectus. TimesSquare retains


                                                                              --

Money Market Fund

NOTES TO FINANCIAL STATEMENTS
(Unaudited) continued

the ability to be repaid by the Fund if the Fund's expenses fall below the specified limit prior to the end of the fiscal year or within three years after TimesSquare waives management fees or reimburses Fund operating expenses. The Fund's remaining contingent liability and expiration dates are as shown below:

                            Expires         Expires        Expires by
 Remaining Contingent     during 2003     during 2004     June 30, 2005
   Liability (000's)        (000's)         (000's)          (000's)
-----------------------------------------------------------------------
        $210                 $59             $146             $5

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, other affiliated CIGNA Funds may invest their excess cash in the Fund. TimesSquare will waive the amount of its advisory fee for the affiliated Funds in an amount that offsets the amount of the advisory fees incurred in the Money Market Fund.

For administrative services, the Fund reimburses TimesSquare Capital Management, Inc. for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 2002, the Fund paid or accrued $87,853.

With respect to Retail Class shares, the Fund has adopted a Distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which requires the payment of 0.25% annually of the average daily net assets to CIGNA Financial Services, Inc. ("CFS"), the Fund's distributor. The distribution fees received from the 12b-1 plan are used for services provided to the Retail Class and expenses primarily intended to result in the sale of such shares. Premier and Retail Class shares are also subject to a shareholder servicing fee payable to CFS equal to 0.25% annually of the average daily net assets of the Fund. The distribution and shareholder servicing fees will be waived as necessary to limit Premier and Retail Class expenses, as a percentage of average daily net assets, to the amounts described above until April 30, 2003, and thereafter to the extent described in the Fund's then current prospectus.

TimesSquare and CFS are indirect, wholly-owned subsidiaries of CIGNA
Corporation.


--
20

Money Market Fund

NOTES TO FINANCIAL STATEMENTS
(Unaudited) continued

3. Trustees' Fees. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates.

4. Capital Stock. The Fund is a separate series of the Trust which offers an unlimited number of shares of beneficial interest, without par value. At June 30, 2002, affiliates of CIGNA Corporation owned 99% and 32%, respectively, of the Institutional and Premier Classes.

--------------------------------------------------------------------------------

Money Market Fund is an open-end, diversified management investment company that invests in money market instruments. The investment adviser is TimesSquare Capital Management, Inc., 280 Trumbull Street, Hartford, Connecticut 06103. The Fund is distributed by CIGNA Financial Services, Inc., P.O. Box 150476, Hartford, Connecticut 06115-0476 (telephone: 1.888.CIGNA.FS or 1.888.244.6237).

TRUSTEES
Richard H. Forde
Managing Director, CIGNA Retirement & Investment Services, Inc. and TimesSquare Capital Management, Inc.

Russell H. Jones
Vice President and Treasurer, Kaman Corporation

Paul J. McDonald
Special Advisor to the Board of Directors,
Friendly Ice Cream Corporation

Marnie Wagstaff Mueller
Diocesan Consultant, Episcopal Diocese of Connecticut; Visiting Professor of Health Economics, Wesleyan University

OFFICERS
Richard H. Forde
Chairman of the Board and President

Alfred A. Bingham III
Vice President and Treasurer

Jeffrey S. Winer
Vice President and Secretary

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                                                                              21

[Logo]
CIGNA Financial Services

P.O. Box 150476 o Hartford, CT 06115-0476
www.cigna.com o Member NASD/SIPC

                                                                          545719